Intangible assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible assets, net
Intangible assets, net
9.	Intangible assets, net

Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Software	103,509	109,495
Less: accumulated amortization	(58,648)	(70,656)
Intangible assets, net	44,861	38,839

Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Selling and marketing expenses	254	3
General and administrative expenses	4,670	4,899
Research and development expenses	6,840	7,105
Total amortization	11,764	12,007

10. Intangible assets, net

Intangible assets, net consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Software	69,840	103,509
Less: accumulated amortization	(38,718)	(58,648)
Intangible assets, net	31,122	44,861

Amortization of intangible assets was allocated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	96	77	—
Selling and marketing expenses	1,027	876	257
General and administrative expenses	2,535	5,845	9,730
Research and development expenses	16,820	15,089	14,045
Total amortization	20,478	21,887	24,032

The estimated amortization for existing intangible assets in each of the next five years is RMB22,911, RMB14,524, RMB6,847, RMB579 and nil, respectively.